Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
December 31, 2021
F50-NPRT3-0322
1.843411.115
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $4,889,791)	4,890,000	4,889,853

Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	28,740,231	342,008,744
Fidelity Series Blue Chip Growth Fund (c)	32,575,114	535,860,619
Fidelity Series Commodity Strategy Fund (c)	85,688,769	350,467,067
Fidelity Series Growth Company Fund (c)	66,809,308	1,363,577,967
Fidelity Series Intrinsic Opportunities Fund (c)	71,341,737	1,408,285,887
Fidelity Series Large Cap Stock Fund (c)	64,573,455	1,226,249,911
Fidelity Series Large Cap Value Index Fund (c)	29,107,371	452,910,693
Fidelity Series Opportunistic Insights Fund (c)	33,980,822	704,762,248
Fidelity Series Small Cap Discovery Fund (c)	10,778,957	153,600,143
Fidelity Series Small Cap Opportunities Fund (c)	34,106,784	508,873,220
Fidelity Series Stock Selector Large Cap Value Fund (c)	74,121,257	1,042,144,871
Fidelity Series Value Discovery Fund (c)	48,261,865	799,699,103
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,619,148,939)		8,888,440,473

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	35,164,134	510,934,861
Fidelity Series Emerging Markets Fund (c)	23,685,980	248,939,654
Fidelity Series Emerging Markets Opportunities Fund (c)	107,242,664	2,254,240,804
Fidelity Series International Growth Fund (c)	68,695,276	1,313,453,672
Fidelity Series International Small Cap Fund (c)	18,471,366	395,102,516
Fidelity Series International Value Fund (c)	117,674,230	1,314,421,145
Fidelity Series Overseas Fund (c)	91,214,092	1,313,482,931
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,759,959,846)		7,350,575,583

Bond Funds - 6.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,480,509	34,979,115
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,829,530	140,093,141
Fidelity Series Emerging Markets Debt Fund (c)	10,036,641	91,032,338
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,245,296	30,635,598
Fidelity Series Floating Rate High Income Fund (c)	1,866,072	17,279,824
Fidelity Series High Income Fund (c)	11,034,345	105,267,653
Fidelity Series International Credit Fund (c)	596,430	5,916,581
Fidelity Series Investment Grade Bond Fund (c)	3,311,528	38,479,951
Fidelity Series Long-Term Treasury Bond Index Fund (c)	80,182,872	683,158,072
Fidelity Series Real Estate Income Fund (c)	5,541,148	64,997,663
TOTAL BOND FUNDS (Cost $1,211,856,995)		1,211,839,936

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $11,470,406)	11,468,354	11,470,648

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,607,325,977)	17,467,216,493
NET OTHER ASSETS (LIABILITIES) - 0.0%	(390,341)
NET ASSETS - 100.0%	17,466,826,152

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	94	Mar 2022	5,763,610	34,143	34,143

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,454,969.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	6,663,962	36,214,094	31,407,408	2,717	-	-	11,470,648	0.0%
Total	6,663,962	36,214,094	31,407,408	2,717	-	-	11,470,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	75,089,335	39,827,811	275,164	(234,027)	(48,382)	34,979,115
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	146,286,118	6,830,102	741,218	(13,653)	650,778	140,093,141
Fidelity Series All-Sector Equity Fund	333,498,446	70,503,435	70,608,904	48,298,675	5,767,194	2,848,573	342,008,744
Fidelity Series Blue Chip Growth Fund	529,081,371	182,495,235	157,803,282	110,044,607	11,760,769	(29,673,474)	535,860,619
Fidelity Series Canada Fund	409,510,603	94,299,127	49,406,878	10,774,466	1,936,928	54,595,081	510,934,861
Fidelity Series Commodity Strategy Fund	467,648,075	173,918,162	230,430,741	144,235,385	(22,187,628)	(38,480,801)	350,467,067
Fidelity Series Emerging Markets Debt Fund	91,385,124	12,548,308	12,751,075	3,141,743	(376,459)	226,440	91,032,338
Fidelity Series Emerging Markets Debt Local Currency Fund	29,730,839	5,820,443	3,129,811	1,169,897	(80,088)	(1,705,785)	30,635,598
Fidelity Series Emerging Markets Fund	268,029,768	52,237,154	46,692,992	8,101,358	2,674,654	(27,308,930)	248,939,654
Fidelity Series Emerging Markets Opportunities Fund	2,419,270,312	673,765,190	417,235,962	255,863,381	29,040,331	(450,599,067)	2,254,240,804
Fidelity Series Floating Rate High Income Fund	17,531,037	1,805,832	2,188,672	568,642	(61,064)	192,691	17,279,824
Fidelity Series Government Money Market Fund 0.08%	111,685,041	6,074,168	117,759,209	24,017	-	-	-
Fidelity Series Growth Company Fund	1,350,259,645	579,770,237	471,342,078	361,801,978	53,054,456	(148,164,293)	1,363,577,967
Fidelity Series High Income Fund	105,001,630	13,484,754	15,009,452	4,410,562	(18,524)	1,809,245	105,267,653
Fidelity Series Inflation-Protected Bond Index Fund	336,054,789	32,833,575	381,925,459	3,285,602	29,884,980	(16,847,885)	-
Fidelity Series International Credit Fund	5,802,793	149,689	-	149,690	-	(35,901)	5,916,581
Fidelity Series International Growth Fund	1,147,514,808	231,250,215	138,826,116	101,057,918	2,669,096	70,845,669	1,313,453,672
Fidelity Series International Small Cap Fund	360,316,787	68,072,259	47,381,765	45,968,942	4,064,190	10,031,045	395,102,516
Fidelity Series International Value Fund	1,147,213,405	302,668,710	170,689,811	63,451,807	5,005,846	30,222,995	1,314,421,145
Fidelity Series Intrinsic Opportunities Fund	1,355,478,802	391,779,899	226,577,573	234,106,362	9,590,785	(121,986,026)	1,408,285,887
Fidelity Series Investment Grade Bond Fund	7,122,862	45,988,238	14,411,930	238,540	(205,200)	(14,019)	38,479,951
Fidelity Series Large Cap Stock Fund	1,184,952,768	178,736,535	174,831,314	107,826,302	16,856,424	20,535,498	1,226,249,911
Fidelity Series Large Cap Value Index Fund	436,813,818	60,158,995	70,262,259	26,481,220	6,143,527	20,056,612	452,910,693
Fidelity Series Long-Term Treasury Bond Index Fund	460,841,160	306,264,979	122,479,024	10,184,097	(17,409,413)	55,940,370	683,158,072
Fidelity Series Opportunistic Insights Fund	691,690,531	185,369,431	199,750,345	110,246,220	19,539,896	7,912,735	704,762,248
Fidelity Series Overseas Fund	1,149,409,869	168,060,327	163,846,211	37,384,339	7,108,516	152,750,430	1,313,482,931
Fidelity Series Real Estate Income Fund	64,373,083	5,008,952	8,223,221	2,303,987	7,570	3,831,279	64,997,663
Fidelity Series Short-Term Credit Fund	23,525,503	763,928	24,291,726	109,454	528,787	(526,492)	-
Fidelity Series Small Cap Discovery Fund	148,281,900	33,659,834	27,287,465	24,926,192	2,987,450	(4,041,576)	153,600,143
Fidelity Series Small Cap Opportunities Fund	495,889,650	166,681,215	84,674,925	126,148,463	5,948,866	(74,971,586)	508,873,220
Fidelity Series Stock Selector Large Cap Value Fund	1,001,675,540	219,512,894	170,131,670	135,397,099	11,016,310	(19,928,203)	1,042,144,871
Fidelity Series Value Discovery Fund	770,316,992	131,315,975	135,317,221	64,489,415	10,194,810	23,188,547	799,699,103
	16,919,906,951	4,616,373,148	3,801,925,004	2,043,206,742	195,195,329	(478,694,432)	17,450,855,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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